Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash flow from operating activities
Net loss	₨ (1,022,229)	$ (15,700)	₨ (1,191,569)	₨ (1,654,840)
Adjustments to reconcile net loss to net cash provided from/(used in) operating activities:
Income taxes including deferred taxes	(655,229)	(10,063)	383,250	299,078
Depreciation and amortization	1,882,451	28,912	1,046,565	687,781
Change in fair value of CCD's and Series E and G CCPS			164,200	671,826
Amortization of hedging cost	575,225	8,835
Loss on disposal of property plant and equipment	8,955	138	4,340	6,183
Share based compensation	25,060	385	13,774	51,732
Amortization of debt financing costs	747,520	11,481	114,085	52,762
Realized gain on investments	(167,520)	(2,573)	(72,179)	(45,375)
Deferred rent	56,787	872	59,500	19,914
Allowance for doubtful accounts	84,081	1,291	0	34,478
Debt prepayment charges	676,043	10,383
Foreign exchange (gain)/loss, net	45,716	702	(109,128)	343,137
Changes in operating assets and liabilities
Accounts receivable	(1,168,931)	(17,953)	(581,850)	(353,277)
Prepaid expenses and other current assets	(641,559)	(9,853)	(122,871)	(119,213)
Other assets	141,421	2,172	(344,562)	(325,400)
Accounts payable	124,265	1,909	18,902	126,754
Interest payable	1,031,154	15,837	63,187	70,243
Deferred revenue	179,296	2,754	193,285	952,641
Other liabilities	(83,382)	(1,281)	333,881	(84,556)
Net cash flows provided from/ (used) in operating activities	1,839,125	28,246	(27,190)	733,868
Cash flow used in investing activities
Purchase of property plant and equipment	(19,629,436)	(301,481)	(15,421,498)	(9,096,996)
Purchase of software	(36,214)	(556)	(11,151)	(7,020)
Purchase of available for sale securities	(10,484,300)	(161,024)	(12,937,425)	(5,025,639)
Purchase of held to maturity securities				(6,859)
Sale of available for sale securities	12,499,038	191,968	9,744,735	5,071,014
Investment in subsidiary	(397,211)	(6,101)		(20,148)
Proceeds from sale of non-controlling interest in subsidiary				316,929
Net increase in restricted cash	2,275,956	34,956	(3,318,923)	(390,327)
Net cash flows used in investing activities	(15,772,167)	(242,239)	(21,944,262)	(9,159,046)
Cash from financing activities
Proceeds from issuance of Green Bonds	31,260,069	480,112
Proceeds from term and other loan	10,683,246	164,080	20,993,944	8,727,875
Proceeds from issuance of NCDs	1,864,584	28,637
Repayments of term and other loan	(26,396,790)	(405,418)	(6,373,210)	(3,490,810)
Debt prepayment charges	(676,043)	(10,383)
Proceeds from issuance of equity shares	16,405	252		248
Proceeds from issuance of equity shares in IPO			7,657,467
IPO cost incurred			(942,824)	(9,007)
Proceeds from issuance of equity shares of subsidiary	64,610	992	1,337,964
Proceeds from issuance of CCPS			1,658,166
Net cash flows from financing activities	16,816,081	258,272	24,331,507	9,465,659
Effect of exchange rate changes on cash and cash equivalents	2,816	43	10,229	5,615
Net increase in cash and cash equivalents	2,885,856	44,323	2,370,284	1,046,096
Cash and cash equivalents at the beginning of the year	5,460,670	83,868	3,090,386	2,044,290
Cash and cash equivalents at the end of the year	8,346,526	128,191	5,460,670	3,090,386
Supplemental disclosure of cash flow information
Cash paid during the year for interest	3,090,257	47,462	2,632,667	1,613,495
Cash paid during the year for income taxes	₨ 538,796	$ 8,275	546,578	100,857
Non-cash conversion of CCPS and CCD's			₨ 15,358,230
Series H CCPS [Member]
Cash from financing activities
Proceeds from issuance of CCPS				3,695,407
Series G CCPS [Member]
Cash from financing activities
Proceeds from issuance of CCPS				₨ 541,946